Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bank premises and equipment
Less: accumulated depreciation	$ (542,159)	$ (526,939)
Bank premises and equipment, net	447,082	479,878
Bank buildings and improvements [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 573,276	577,656
Bank buildings and improvements [Member] | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank buildings and improvements [Member] | Maximum [Member]
Bank premises and equipment
Estimated useful lives	39 years
Furniture equipment and Vehicles [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 302,847	311,313
Furniture equipment and Vehicles [Member] | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture equipment and Vehicles [Member] | Maximum [Member]
Bank premises and equipment
Estimated useful lives	20 years
Land [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 113,118	$ 117,848